Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Summary of Exchange Rates Used for Translation of Foreign Currencies (Detail)
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions in foreign currency [line items]
Closing exchange rate	0.5221
Argentina [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.7311	1.1489	1.2632
Closing exchange rate	0.5221	1.0610
Brazil [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	5.2937	5.9346	5.3868
Closing exchange rate	5.0797	5.9815
Colombia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0065	0.0064	0.0061
Closing exchange rate	0.0061	0.0066
Guatemala [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	2.5591	2.5755	2.4548
Closing exchange rate	2.5440	2.6940
U.S.A. [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	19.2397	18.9400	18.6529
Closing exchange rate	19.6829	19.7867
Uruguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.6274	0.6606	0.6206
Closing exchange rate	0.6074	0.6869
Nicaragua [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.6097	0.6307	0.6515
Closing exchange rate	0.6088	0.6428
Honduras [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.7994	0.8007	0.8109
Closing exchange rate	0.8031	0.8330
Chile [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0300	0.0292	0.0276
Closing exchange rate	0.0283	0.0322
Paraguay [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0034	0.0034	0.0033
Closing exchange rate	0.0033	0.0035
Peru [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	5.8517	5.8054	5.5232
Closing exchange rate	5.8406	6.0976
Dominican Republic [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3876	0.3983	0.4048
Closing exchange rate	0.3898	0.4095
Costa Rica [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.0332	0.0331	0.0338
Closing exchange rate	0.0322	0.0346
European Union [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	22.7101	21.3649	20.6334
Closing exchange rate	22.5586	23.7539
Bulgaria [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	11.6110	10.9223	10.5483
Closing exchange rate	11.5327	12.1406
Belarus [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	9.4451	9.8087	9.3929
Closing exchange rate	9.1319	9.9882
Croatia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	3.0613	2.8619	2.7392
Closing exchange rate	3.0435	3.1954
Macedonia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.3688	0.3471	0.3350
Closing exchange rate	0.3667	0.3861
Serbia [member]
Disclosure of transactions in foreign currency [line items]
Average exchange rate	0.1920	0.1762	0.1676
Closing exchange rate	0.1907	0.2009